Flat Rock Enhanced Income Fund
Schedule of Investments
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 91.43% P ri nc i p al Amo u nt F air V alu e
ABPCI Direct Lending Fund ABS II, LLC, Series 2022-2A, Class C,
8.24%, 3/1/2032 $ 4,605,462 $ 4,613,877
ABPCI Direct Lending Fund ABS III, LLC, Series 2023-1A, Class ER,
12.31%, 8/1/2035 (3M US SOFR + 800 bps)
(c)
8,750,000 8,750,000
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
12.13%, 5/1/2034 (3M US SOFR + 783 bps)
(c)
11,000,000 10,998,774
ABPCI Direct Lending Fund CLO II, LLC, Series 2017-1A, Class ERR,
11.83%, 7/20/2037 (3M US SOFR + 750 bps)
(c)
3,500,000 3,587,506
ABPCI Direct Lending Fund CLO Ltd., Series 2019-5A, Class D, 12.46%,
1/20/2036 (3M US SOFR + 813 bps)
(c)
14,000,000 14,216,698
ABPCI Direct Lending Fund CLO Ltd., Series 2023-16A, Class E, 12.91%,
2/1/2036 (3M US SOFR + 861 bps)
(c)
12,000,000 12,197,533
Barings Middle Market CLO Ltd., Series 2023-IIA, Class ER, 14.01%,
7/20/2034 (3M US SOFR + 970 bps)
(c)
8,500,000 8,500,000
Barings Middle Market CLO Ltd., Series 2023-IA, Class D, 12.95%,
1/20/2036 (3M US SOFR + 862 bps)
(c)
11,500,000 11,682,373
BCC Middle Market CLO, LLC, Series 2018-1A, Class DR, 12.65%,
4/20/2036 (3M US SOFR + 832 bps)
(c)
10,000,000 10,153,387
BCC Middle Market CLO, LLC, Series 2025-2A, Class E, 0.00%,
10/22/2037 (3M US SOFR + 650 bps)
(c)(d)
5,000,000 5,000,000
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Class ER,
12.09%, 1/15/2038 (3M US SOFR + 777 bps)
(c)
14,500,000 14,700,786
Blackrock Mt. Hood CLO X, LLC, Series 2023-1I, Class E, 14.37%,
4/20/2035 (3M US SOFR + 1004 bps)
(c)
654,052 654,084
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class E, 14.37%,
4/20/2035 (3M US SOFR + 1004 bps)
(c)
14,622,579 14,623,311
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class ER, 12.58%,
4/20/2037 (3M US SOFR + 825 bps)
(c)
7,000,000 7,110,822
Brightwood Capital MM CLO Ltd., Series 2019-1A, Class ER, 12.59%,
10/15/2034 (3M US SOFR + 827 bps)
(c)
18,000,000 18,276,206
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class E, 12.87%,
4/15/2036 (3M US SOFR + 855 bps)
(c)
5,000,000 5,083,316
Churchill Middle Market CLO Ltd., Series 2019-1A, Class ER, 12.46%,
4/23/2036 (3M US SOFR + 814 bps)
(c)
16,000,000 16,247,973
CIFC-LBC Middle Market CLO, LLC, Series 2023-1A, Class E, 13.63%,
10/20/2035 (3M US SOFR + 930 bps)
(c)
3,750,000 3,817,234
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
12.32%, 10/15/2036 (3M US SOFR + 800 bps)
(c)
14,000,000 14,279,415
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class ER,
11.58%, 1/21/2037 (3M US SOFR + 725 bps)
(c)
14,000,000 14,193,217
Fortress Credit Opportunities XXV CLO, LLC, Series 2024-25A, Class E,
11.82%, 1/15/2037 (3M US SOFR + 750 bps)
(c)
4,000,000 4,020,000
Great Lakes CLO Ltd., Series 2015-1A, Class ER, 11.94%, 1/16/2030 (3M
US SOFR + 736 bps)
(c)
25,270,000 25,270,001
Great Lakes CLO Ltd., Series 2021-5A, Class E, 12.08%, 4/15/2033 (3M
US SOFR + 776 bps)
(c)
9,950,000 9,950,000

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 91.43%
- continued P ri nc i p al Amo u nt F air V alu e
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.82%, 4/15/2037
(3M US SOFR + 750 bps)
(c)
$ 8,500,000 $ 8,713,758
Great Lakes CLO VI, LLC, Series 2021-6A, Class ER, 12.14%, 7/15/2037
(3M US SOFR + 782 bps)
(c)
10,047,500 10,192,954
Great Lakes KCAP F3C Senior, LLC, Series 2017-1A, Class E, 11.77%,
12/20/2029 (3M US SOFR + 750 bps)
(c)
13,500,000 13,551,300
Guggenheim Corp. Funding, Series 2023-6A, Class E, 13.43%, 1/25/2036
(3M US SOFR + 911 bps)
(c)
7,500,000 7,633,541
Guggenheim MM CLO Ltd., Series 2021-4A, Class ER, 0.00%, 10/15/2037
(3M US SOFR + 725 bps)
(c)(d)
11,880,000 11,880,000
HPS Private Credit CLO, LLC, Series 2024-2A, Class E, 12.33%,
5/15/2036 (3M US SOFR + 812 bps)
(c)
16,000,000 16,240,520
HPS Private Credit CLO, LLC, Series 2023-1A, Class ER, 11.29%,
10/15/2037 (3M US SOFR + 700 bps)
(c)
16,500,000 16,744,487
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A, Class
E, 12.57%, 7/25/2036 (3M US SOFR + 825 bps)
(c)
1,200,000 1,218,841
Lake Shore MM CLO II Ltd., Series 2019-2A, Class ERR, 12.97%,
10/17/2031 (3M US SOFR + 865 bps)
(c)
18,000,000 18,292,494
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class ER, 12.88%,
1/15/2037 (3M US SOFR + 856 bps)
(c)
5,488,000 5,575,225
Lake Shore MM CLO V, LLC, Series 2022-1A, Class CR, 12.63%,
1/15/2037 (3M US SOFR + 831 bps)
(c)
18,800,000 19,297,236
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 12.14%,
10/15/2036 (3M US SOFR + 782 bps)
(c)
19,700,000 19,988,130
Maranon Loan Funding Ltd., Series 2022-1A, Class ER, 11.07%, 4/15/2037
(3M US SOFR + 675 bps)
(c)
19,800,000 20,037,107
Maranon Loan Funding Ltd., Series 2023-1A, Class ER, 12.08%,
7/15/2037 (3M US SOFR + 775 bps)
(c)
18,000,000 18,253,600
Maranon Loan Funding Ltd., Series 2025-1A, Class E, 10.97%, 10/15/2037
(3M US SOFR + 700 bps)
(c)
7,000,000 7,104,872
MCF CLO IV, LLC, Series 2014-1A, Class ERR, 13.24%, 10/20/2033 (3M
US SOFR + 865 bps)
(c)
2,000,000 2,000,000
MCF CLO IV, LLC, Series 2014-1A, Class ER3, 0.00%, 10/16/2037 (3M
US SOFR + 675 bps)
(c) (d)
4,000,000 4,000,000
MCF CLO VIII Ltd., Series 2018-1A, Class ER, 12.33%, 4/18/2036 (3M
US SOFR + 800 bps)
(c)
2,675,000 2,727,163
MCF CLO, LLC, Series 2019-1A, Class ER, 12.38%, 4/17/2036 (3M US
SOFR + 891 bps)
(c)
5,000,000 5,099,566
Monroe Capital MML CLO Ltd., Series 2019-2A, Class E, 13.29%,
10/22/2031 (3M US SOFR + 896 bps)
(c)
7,000,000 7,120,523
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.01%,
5/20/2033 (3M US SOFR + 880 bps)
(c)
6,540,000 6,540,000
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 12.83%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
2,000,000 2,031,736
Monroe Capital MML CLO Ltd., Series 2023-1A, Class E, 13.41%,
9/23/2035 (3M US SOFR + 909 bps)
(c)
3,000,000 3,000,000

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 91.43%
- continued P ri nc i p al Amo u nt F air V alu e
Monroe Capital MML CLO Ltd., Series 2024-1A, Class E, 12.11%,
7/23/2036 (3M US SOFR + 779 bps)
(c)
$ 28,000,000 $ 28,423,465
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.83%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
4,200,000 4,266,645
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER2, 12.06%,
8/20/2037 (3M US SOFR + 775 bps)
(c)
16,000,000 16,229,526
Monroe Capital MML CLO XVII Ltd., Series 2024-2A, Class E, 12.23%,
1/15/2037 (3M US SOFR + 790 bps)
(c)
14,000,000 14,367,329
Mount Logan Funding LP, Series 2018-1A, Class ER, 13.05%, 1/22/2033
(3M US SOFR + 872 bps)
(c)
2,000,000 2,034,529
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 12.27%, 10/15/2033
(3M US SOFR + 795 bps)
(c)
6,000,000 6,097,507
TCP Whitney CLO Ltd., Series 2017-1A, Class ER2, 11.81%, 11/20/2037
(3M US SOFR + 775 bps)
(c)
17,050,000 17,289,140
VCP RRL ABS II Ltd., Series 2022-1A, Class CR, 11.58%, 7/20/2035 (3M
US SOFR + 725 bps)
(c)
11,740,590 11,740,590
VCP RRL ABS IV, LLC, Series 2025-1A, Class C, 11.73%, 4/20/2035 (3M
US SOFR + 740 bps)
(c)
11,285,435 11,274,908
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $566,512,256) 576,893,205
FEEDER FUND INVESTMENT – DEBT
(a)(b)(c)(e)
— 7.41%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 16,807,901 16,757,477
Guggenheim Invest Private Debt Fund IV Feeder, LLC, Series 2025-1A,
Class C, 11.55%, 4/10/2038 (3M US SOFR + 750 bps) 12,111,729 12,111,729
Guggenheim Invest Private Debt Fund IV Feeder, LLC, Series 2025-1A,
Class D, 12.69%, 4/10/2038 (3M US SOFR + 864 bps) 18,167,594 17,895,080
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $46,663,739) 46,764,286
FEEDER FUND INVESTMENT – EQUITY
(a)(b)(f)
— 0.59%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 16.50%, 6/18/2036 4,045,129 3,741,745
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $3,741,745) 3,741,745
SHORT-TERM INVESTMENTS - 4.44% Sh ar e s
MONEY MARKET FUNDS - 4.44%
First American Government Obligations Fund, Class X, 4.05%
(g)
28,003,446 28,003,446
TOTAL SHORT-TERM INVESTMENTS (Cost $28,003,446) 28,003,446
TOTAL INVESTMENTS — 103.87% (Cost $644,921,186) 655,402,682
Liabilities in Excess of Other Assets — (3.87)% (24,419,652)
NET ASSETS — 100.00% $ 630,983,030

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
Investment Abbreviations:
SOFR – Secured Overnight Financing Rate
Reference Rates:
3M US SOFR – 3 Month SOFR as of September 30, 2025 was 3.98%.
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of September 30, 2025, the total fair value of these securities amounts to $627,399,236, which represents 99.43% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Purchase of this security was settled after September 30, 2025.
(e) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of September 30, 2025, the total fair value of Feeder Fund Investments — Debt was $46,764,286, representing 7.41% of net assets.
(f) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment.
Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
As of September 30, 2025, the total fair value of Feeder Fund Investments — Equity was $3,741,745, representing 0.59% of net assets.
(g) Rate disclosed is the seven day effective yield as of September 30, 2025.